Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2020	Jul. 31, 2020	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

VII. PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, the following information is provided regarding the relationship between the “compensation actually paid” (“CAP”) to the NEOs during the preceding five fiscal years, and the Company’s TSR, Net Income, and also Adjusted EBITDA, which in the Company’s assessment represents the most important financial performance measure (that is not otherwise required to be disclosed in the first table below) used by the Company to link the CAP of the NEOs for 2024 to its performance. In this section, ("PEO") means Principal Executive Officer, and ("SCT") means Summary Compensation Table.

							Value of Initial Fixed $100
							Investment Based On:
YEAR	SCT Total for Current PEO ($)(1)	Compensation Actually Paid for Current PEO ($)(1)(2)	SCT Total for Former PEO ($)	Compensation Actually Paid for Former PEO($)	Average SCT Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(2)	Manitowoc TSR ($)	Peer Group TSR ($)	Net Income ($ millions)	Adjusted EBITDA ($ millions)
2024	$5,177,885	($396,591)	-	-	$1,346,368	$526,175	$52.17	$142.93	$55.8	$128.4
2023	$6,698,208	$11,925,536	-	-	$1,725,028	$2,367,613	$95.37	$128.14	$39.2	$175.3
2022	$5,576,471	$2,520,833	-	-	$1,147,526	$218,946	$52.34	$109.59	($123.6)	$143.1
2021	$4,952,777	$5,379,695	-	-	$1,823,565	$1,969,093	$106.23	$137.74	$11.0	$116.0
2020	$2,834,188	$2,326,577	$4,940,010	$2,464,728	$1,101,573	$652,362	$76.06	$119.96	($19.1)	$83.1
(1)
Compensation for fiscal years ended December 31, 2023 has been restated from prior year.
(2)
Amounts represent compensation “actually paid” to the Company's Principal Executive Officer ("PEO"), former PEO and the average compensation actually paid to the Company's remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

YEAR	CURRENT PEO	FORMER PEO	NON-PEO NEOS
2024	Aaron H. Ravenscroft		Brian P. Regan; Leslie L. Middleton; Jennifer L. Peterson; James Cook.
2023	Aaron H. Ravenscroft		Brian P. Regan; Leslie L. Middleton; Jennifer L. Peterson; James Cook.
2022	Aaron H. Ravenscroft		David J. Antoniuk; Thomas L. Doerr Jr.; Leslie L. Middleton; Terrence L. Collins
2021	Aaron H. Ravenscroft		David J. Antoniuk; Thomas L. Doerr Jr.; Leslie L. Middleton; Terrence L. Collins
2020	Aaron H. Ravenscroft	Barry L. Pennypacker	David J. Antoniuk; Thomas L. Doerr Jr.; Leslie L. Middleton; Terrence L. Collins; Peter Ruck

CURRENT PEO SCT TOTAL TO CAP RECONCILIATION

YEAR	Reported SCT Total for PEO ($)	Minus: Reported SCT Value of Equity Awards ($)(1)	Plus: Equity Award Adjustments ($)(2)	Compensation Actually Paid to PEO
2024	$5,177,885	$3,684,622	($1,889,854)	($396,591)
2023	$6,698,208	$3,970,760	$9,198,089	$11,925,536
2022	$5,576,471	$3,484,556	$428,918	$2,520,833
2021	$4,952,777	$2,500,009	$2,926,927	$5,379,695
2020	$2,834,188	$1,021,131	$513,520	$2,326,577
(1)
The amounts included are reported in the “Stock Awards” column of the Summary Compensation Table for each applicable year.
(1)
The equity award adjustments for each applicable year were calculated in accordance with the methodology required by Item 402(v) of Regulation S-K. The additions and deductions used in calculating the total equity award adjustments are provided in the table below.

EQUITY RECONCILIATION DETAIL FOR CURRENT PEO

Equity Award Adjustments
YEAR	Year End Fair Value of Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Awards ($)	Year End Fair Value of Awards Granted in Prior Years Forfeited in the Year ($)	Year over Year Change in Fair Value of Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)
2024	$2,162,314	($3,434,603)	$0	($617,565)	($1,889,854)
2023	$4,755,247	$3,718,383	$0	$724,459	$9,198,089
2022	$1,750,374	($1,198,938)	$0	($122,518)	$428,918
2021	$2,751,917	$96,145	$0	$78,865	$2,926,927
2020	$1,092,964	($449,314)	$0	($130,130)	$513,520

AVERAGE NON-PEO SCT TOTAL TO CAP RECONCILIATION

YEAR	Reported SCT Total for Non-PEO NEOs ($)	Minus: Reported SCT Value of Equity Awards for Non-PEO NEOs ($)(1)	Plus: Equity Award Adjustments ($)(2)	Compensation Actually Paid to PEO
2024	$1,346,368	$656,327	($163,866)	$526,175
2023	$1,725,028	$705,340	$1,347,925	$2,367,613
2022	$1,147,526	$480,034	($448,546)	$218,946
2021	$1,823,565	$841,093	$986,621	$1,969,093
2020	$1,101,573	$543,003	$93,792	$652,362
(1)
The amounts included are reported in the “Stock Awards” column of the Summary Compensation Table for each applicable year.
(2)
The additions and deductions used in calculating the total average equity award adjustments are provided in the table below.

EQUITY RECONCILIATION DETAIL FOR NON-PEO NEO'S

Equity Award Adjustments
YEAR	Year End Fair Value of Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Awards ($)	Year End Fair Value of Awards Granted in Prior Years Forfeited in the Year ($)	Year over Year Change in Fair Value of Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)
2024	$385,164	($474,597)	$0	($74,433)	($163,866)
2023	$844,691	$413,650	$0	$89,584	$1,347,925
2022	$115,010	($259,049)	($204,310)	($100,197)	($448,546)
2021	$925,844	$63,699	$0	($2,922)	$986,621
2020	$492,992	($222,916)	($43,604)	($132,680)	$93,792

Most Important Performance Measures

The following performance measures represent the most important financial performance measures used by the Company to link compensation actually paid to its NEOs for 2024:

•
Adjusted EBITDA Average
•
Net Working Capital as a percentage of sales
•
Non-New Machine Sales
•
ROIC

Relationship Between Financial Performance Measures

The graphs below depict the relationship between (i) the compensation actually paid to the Company's PEO and former PEO and the average of the compensation actually paid to its remaining NEOs, and (ii) the Company's cumulative TSR, Peer Group TSR, Net Income, our Adjusted EBITDA, in each case, for the fiscal years ended December 31, 2020, 2021, 2022, 2023, and 2024. TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote
(2)
Amounts represent compensation “actually paid” to the Company's Principal Executive Officer ("PEO"), former PEO and the average compensation actually paid to the Company's remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

YEAR	CURRENT PEO	FORMER PEO	NON-PEO NEOS
2024	Aaron H. Ravenscroft		Brian P. Regan; Leslie L. Middleton; Jennifer L. Peterson; James Cook.
2023	Aaron H. Ravenscroft		Brian P. Regan; Leslie L. Middleton; Jennifer L. Peterson; James Cook.
2022	Aaron H. Ravenscroft		David J. Antoniuk; Thomas L. Doerr Jr.; Leslie L. Middleton; Terrence L. Collins
2021	Aaron H. Ravenscroft		David J. Antoniuk; Thomas L. Doerr Jr.; Leslie L. Middleton; Terrence L. Collins
2020	Aaron H. Ravenscroft	Barry L. Pennypacker	David J. Antoniuk; Thomas L. Doerr Jr.; Leslie L. Middleton; Terrence L. Collins; Peter Ruck

Adjustment To PEO Compensation, Footnote

CURRENT PEO SCT TOTAL TO CAP RECONCILIATION

YEAR	Reported SCT Total for PEO ($)	Minus: Reported SCT Value of Equity Awards ($)(1)	Plus: Equity Award Adjustments ($)(2)	Compensation Actually Paid to PEO
2024	$5,177,885	$3,684,622	($1,889,854)	($396,591)
2023	$6,698,208	$3,970,760	$9,198,089	$11,925,536
2022	$5,576,471	$3,484,556	$428,918	$2,520,833
2021	$4,952,777	$2,500,009	$2,926,927	$5,379,695
2020	$2,834,188	$1,021,131	$513,520	$2,326,577
(1)
The amounts included are reported in the “Stock Awards” column of the Summary Compensation Table for each applicable year.
(1)
The equity award adjustments for each applicable year were calculated in accordance with the methodology required by Item 402(v) of Regulation S-K. The additions and deductions used in calculating the total equity award adjustments are provided in the table below.

EQUITY RECONCILIATION DETAIL FOR CURRENT PEO

Equity Award Adjustments
YEAR	Year End Fair Value of Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Awards ($)	Year End Fair Value of Awards Granted in Prior Years Forfeited in the Year ($)	Year over Year Change in Fair Value of Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)
2024	$2,162,314	($3,434,603)	$0	($617,565)	($1,889,854)
2023	$4,755,247	$3,718,383	$0	$724,459	$9,198,089
2022	$1,750,374	($1,198,938)	$0	($122,518)	$428,918
2021	$2,751,917	$96,145	$0	$78,865	$2,926,927
2020	$1,092,964	($449,314)	$0	($130,130)	$513,520

Non-PEO NEO Average Total Compensation Amount			$ 1,346,368	$ 1,725,028	$ 1,147,526	$ 1,823,565	$ 1,101,573
Non-PEO NEO Average Compensation Actually Paid Amount			$ 526,175	2,367,613	218,946	1,969,093	652,362
Adjustment to Non-PEO NEO Compensation Footnote

AVERAGE NON-PEO SCT TOTAL TO CAP RECONCILIATION

YEAR	Reported SCT Total for Non-PEO NEOs ($)	Minus: Reported SCT Value of Equity Awards for Non-PEO NEOs ($)(1)	Plus: Equity Award Adjustments ($)(2)	Compensation Actually Paid to PEO
2024	$1,346,368	$656,327	($163,866)	$526,175
2023	$1,725,028	$705,340	$1,347,925	$2,367,613
2022	$1,147,526	$480,034	($448,546)	$218,946
2021	$1,823,565	$841,093	$986,621	$1,969,093
2020	$1,101,573	$543,003	$93,792	$652,362
(1)
The amounts included are reported in the “Stock Awards” column of the Summary Compensation Table for each applicable year.
(2)
The additions and deductions used in calculating the total average equity award adjustments are provided in the table below.

EQUITY RECONCILIATION DETAIL FOR NON-PEO NEO'S

Equity Award Adjustments
YEAR	Year End Fair Value of Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Awards ($)	Year End Fair Value of Awards Granted in Prior Years Forfeited in the Year ($)	Year over Year Change in Fair Value of Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)
2024	$385,164	($474,597)	$0	($74,433)	($163,866)
2023	$844,691	$413,650	$0	$89,584	$1,347,925
2022	$115,010	($259,049)	($204,310)	($100,197)	($448,546)
2021	$925,844	$63,699	$0	($2,922)	$986,621
2020	$492,992	($222,916)	($43,604)	($132,680)	$93,792

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Most Important Performance Measures

The following performance measures represent the most important financial performance measures used by the Company to link compensation actually paid to its NEOs for 2024:

•
Adjusted EBITDA Average
•
Net Working Capital as a percentage of sales
•
Non-New Machine Sales
•
ROIC

Total Shareholder Return Amount			$ 52.17	95.37	52.34	106.23	76.06
Peer Group Total Shareholder Return Amount			142.93	128.14	109.59	137.74	119.96
Net Income (Loss)			$ 55,800,000	$ 39,200,000	$ (123,600,000)	$ 11,000,000	$ (19,100,000)
Company Selected Measure Amount			128,400,000	175,300,000	143,100,000	116,000,000	83,100,000
PEO Name	Aaron H. Ravenscroft	Barry L. Pennypacker	Aaron H. Ravenscroft	Aaron H. Ravenscroft	Aaron H. Ravenscroft	Aaron H. Ravenscroft
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDA Average
Measure:: 2
Pay vs Performance Disclosure
Name			Net Working Capital as a percentage of sales
Measure:: 3
Pay vs Performance Disclosure
Name			Non-New Machine Sales
Measure:: 4
Pay vs Performance Disclosure
Name			ROIC
Aaron H. Ravenscroft [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 5,177,885	$ 6,698,208	$ 5,576,471	$ 4,952,777	$ 2,834,188
PEO Actually Paid Compensation Amount			(396,591)	11,925,536	2,520,833	5,379,695	2,326,577
Barry L Pennypacker [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount							4,940,010
PEO Actually Paid Compensation Amount							2,464,728
PEO | Aaron H. Ravenscroft [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,889,854)	9,198,089	428,918	2,926,927	513,520
PEO | Aaron H. Ravenscroft [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,684,622)	(3,970,760)	(3,484,556)	(2,500,009)	(1,021,131)
PEO | Aaron H. Ravenscroft [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,889,854)	9,198,089	428,918	2,926,927	513,520
PEO | Aaron H. Ravenscroft [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,162,314	4,755,247	1,750,374	2,751,917	1,092,964
PEO | Aaron H. Ravenscroft [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,434,603)	3,718,383	(1,198,938)	96,145	(449,314)
PEO | Aaron H. Ravenscroft [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(617,565)	724,459	(122,518)	78,865	(130,130)
PEO | Aaron H. Ravenscroft [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(163,866)	1,347,925	(448,546)	986,621	93,792
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			656,327	705,340	480,034	841,093	543,003
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(163,866)	1,347,925	(448,546)	986,621	93,792
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			385,164	844,691	115,010	925,844	492,992
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(474,597)	413,650	(259,049)	63,699	(222,916)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(74,433)	89,584	(100,197)	(2,922)	(132,680)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0	$ (204,310)	$ 0	$ (43,604)